Stockholders' Deficit (Q2) (Details) - USD ($)				1 Months Ended
	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized							1,000,000		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized							100,000,000		100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Sponsor amount (in Dollars)			$ 25,000			$ 25,000
Price per share (in Dollars per share)			$ 0.005			$ 0.005
Cancellation shares of common stock		862,500			862,500
Common stock, description	the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding. On December 22, 2021, the Company has also issued 450,000 shares (Representative’s Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees).
Common stock, shares issued							5,193,750		5,193,750
Common stock, shares outstanding							5,193,750		5,193,750	5,193,750
Common stock subject to possible redemption							974,132		18,975,000		450,000
Common stock, shares outstanding									18,975,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Shares issued			5,175,000			5,175,000
Common stock, description				Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding.
Business Combination [Member]
Stockholders' Deficit (Details) [Line Items]
Shares voted percentage								50.00%	50.00%